Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
October 31, 2022
ALSF-NPRT1-1222
1.797936.119
Common Stocks - 96.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.6%
Entertainment - 0.6%
Netflix, Inc. (a)	20,700	6,042
New Cotai LLC/New Cotai Capital Corp. (a)(b)(h)	411,029	0
		6,042
Interactive Media & Services - 2.4%
Alphabet, Inc. Class C (a)	180,400	17,077
Cars.com, Inc. (a)	240,100	3,333
Meta Platforms, Inc. Class A (a)	31,600	2,944
		23,354
Media - 3.2%
Nexstar Broadcasting Group, Inc. Class A	182,514	31,265
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	91,100	13,807
TOTAL COMMUNICATION SERVICES		74,468
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 1.4%
Tesla, Inc. (a)	61,400	13,971
Hotels, Restaurants & Leisure - 6.3%
Boyd Gaming Corp.	533,891	30,838
Caesars Entertainment, Inc. (a)	672,900	29,426
Studio City International Holdings Ltd.:
ADR (c)	361,261	723
(NYSE) ADR (a)	397,700	795
		61,782
Household Durables - 0.9%
Tempur Sealy International, Inc.	337,302	9,070
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	38,500	3,944
Specialty Retail - 3.7%
Dick's Sporting Goods, Inc. (d)	45,800	5,210
Lowe's Companies, Inc.	84,900	16,551
Ulta Beauty, Inc. (a)	20,500	8,597
Victoria's Secret & Co. (a)	31,633	1,189
Williams-Sonoma, Inc. (d)	34,454	4,266
		35,813
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.	197,200	6,247
TOTAL CONSUMER DISCRETIONARY		130,827
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	173,300	3,554
BJ's Wholesale Club Holdings, Inc. (a)	121,478	9,402
		12,956
Food Products - 4.4%
Darling Ingredients, Inc. (a)	194,179	15,239
JBS SA	5,707,000	27,577
		42,816
TOTAL CONSUMER STAPLES		55,772
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (a)	401,400	14,715
Cheniere Energy, Inc.	202,000	35,635
Chesapeake Energy Corp.	129,400	13,234
Denbury, Inc. (a)	141,200	12,907
Diamondback Energy, Inc.	37,500	5,892
Occidental Petroleum Corp.	98,000	7,115
		89,498
FINANCIALS - 6.6%
Banks - 3.4%
Bank of America Corp.	313,001	11,281
JPMorgan Chase & Co.	99,200	12,487
Wells Fargo & Co.	216,400	9,952
		33,720
Consumer Finance - 1.6%
OneMain Holdings, Inc.	401,200	15,470
Insurance - 1.6%
Arthur J. Gallagher & Co.	81,900	15,322
TOTAL FINANCIALS		64,512
HEALTH CARE - 15.0%
Biotechnology - 0.8%
Regeneron Pharmaceuticals, Inc. (a)	10,500	7,862
Health Care Providers & Services - 6.5%
HCA Holdings, Inc.	44,421	9,660
Humana, Inc.	30,100	16,798
Tenet Healthcare Corp. (a)	86,800	3,850
UnitedHealth Group, Inc.	59,900	33,253
		63,561
Life Sciences Tools & Services - 7.1%
Charles River Laboratories International, Inc. (a)	26,700	5,667
IQVIA Holdings, Inc. (a)	166,400	34,889
Thermo Fisher Scientific, Inc.	57,500	29,553
		70,109
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	75,400	5,841
TOTAL HEALTH CARE		147,373
INDUSTRIALS - 3.9%
Building Products - 0.8%
Builders FirstSource, Inc. (a)	41,603	2,565
Carrier Global Corp.	129,600	5,153
		7,718
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	25,000	2,898
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	9
Professional Services - 1.5%
ASGN, Inc. (a)	166,200	14,090
Trading Companies & Distributors - 1.3%
United Rentals, Inc. (a)	41,300	13,039
TOTAL INDUSTRIALS		37,754
INFORMATION TECHNOLOGY - 22.5%
Electronic Equipment & Components - 2.7%
CDW Corp.	128,400	22,189
Zebra Technologies Corp. Class A (a)	16,500	4,673
		26,862
IT Services - 5.5%
EPAM Systems, Inc. (a)	25,400	8,890
Fiserv, Inc. (a)	102,200	10,500
Global Payments, Inc.	91,100	10,409
MasterCard, Inc. Class A	15,500	5,087
SS&C Technologies Holdings, Inc.	187,100	9,621
Visa, Inc. Class A	47,300	9,799
		54,306
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	77,200	4,637
Lam Research Corp.	24,500	9,917
Marvell Technology, Inc.	245,700	9,749
Microchip Technology, Inc.	269,800	16,657
NVIDIA Corp.	35,800	4,832
NXP Semiconductors NV	71,600	10,459
onsemi (a)	274,637	16,871
		73,122
Software - 6.8%
Adobe, Inc. (a)	17,000	5,415
Microsoft Corp.	169,800	39,418
Palo Alto Networks, Inc. (a)	95,100	16,318
Salesforce.com, Inc. (a)	31,528	5,126
		66,277
TOTAL INFORMATION TECHNOLOGY		220,567
MATERIALS - 7.2%
Chemicals - 3.8%
CF Industries Holdings, Inc.	157,400	16,725
The Chemours Co. LLC	726,400	20,797
		37,522
Containers & Packaging - 2.6%
Berry Global Group, Inc. (a)	189,900	8,986
Graphic Packaging Holding Co.	337,600	7,751
WestRock Co.	241,700	8,232
		24,969
Metals & Mining - 0.8%
Cleveland-Cliffs, Inc. (a)	179,300	2,329
First Quantum Minerals Ltd.	324,300	5,720
		8,049
TOTAL MATERIALS		70,540
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	31,500	4,198
UTILITIES - 5.0%
Electric Utilities - 3.9%
NRG Energy, Inc. (d)	302,400	13,427
PG&E Corp. (a)(d)	1,658,556	24,762
		38,189
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	477,800	10,975
TOTAL UTILITIES		49,164
TOTAL COMMON STOCKS (Cost $659,202)		944,673

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b) (Cost $462)	479	465

Money Market Funds - 5.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (f)	32,566,036	32,573
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	19,053,070	19,055
TOTAL MONEY MARKET FUNDS (Cost $51,628)		51,628

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $711,292)	996,766
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(15,869)
NET ASSETS - 100.0%	980,897

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $723,000 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	48,881	100,428	116,736	257	-	-	32,573	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	13,402	43,433	37,780	3	-	-	19,055	0.1%
Total	62,283	143,861	154,516	260	-	-	51,628

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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